COMMITMENTS AND CONTINGENT LIABILITIES (Commissions and Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commissions arrangements:
Commission expenses	$ 679	$ 411	$ 664
Royalty commitments:
Royalty expense	42	148	25
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	$ 2,310	$ 1,689	$ 1,885
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	20.00%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	13.00%
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	1.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	12.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	10.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	17.00%